FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Capital management (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital management
Changes made in the objectives, policies or processes for managing capital	No changes were made in the objectives, policies or processes for managing capital	No changes were made in the objectives, policies or processes for managing capital	No changes were made in the objectives, policies or processes for managing capital
Interest-bearing debts	¥ 139,521	¥ 132,250	¥ 150,476
Equity attributable to owners of the parent	417,365	379,975	382,371
Total capital	¥ 556,886	¥ 512,225	¥ 532,847
Gearing ratio	25.10%	25.80%	28.20%